UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

Check here if Amendment [  ]; Amendment Number: _____
	This Amendment (Check only one.):  	[  ] is a restatement.
							[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:			Mark Robinson
Address:		5045 Lorimar Drive, Suite 180
			Plano, Texas 75093

Form 13F File Number:	28-05311

	FORM 13F INFORMATION TABLE
                                                                                                 SOLE
                                                                 VALUE   SHARES/  SH/ INVSTMT   VOTING
        NAME OF ISSUER              TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN  DSCRETN  AUTHORITY
------------------------------      ---------------- --------- -------- -------- ---   ----      ---
Costco Wholesale                    COM              22160K105  3,651     91,682  SH   SOLE      Yes
Texas Instruments                   COM              882508104  3,624    109,495  SH   SOLE      Yes
Masco                               COM              574599106  3,524    128,370  SH   SOLE      Yes
Citigroup                           COM              172967101  3,336     67,379  SH   SOLE      Yes
Home Depot                          COM              437076102  3,197     65,759  SH   SOLE      Yes
Schlumberger                        COM              806857108  3,176     53,999  SH   SOLE      Yes
Dover                               COM              260003108  3,082     75,160  SH   SOLE      Yes
Interpublic Group                   COM              460690100  3,066     89,454  SH   SOLE      Yes
United Parcel Service               COM              911312106  2,893     47,579  SH   SOLE      Yes
Microsoft                           COM              594918104  2,729     45,249  SH   SOLE      Yes
Nokia ADR                           COM              654902204  2,488    119,974  SH   SOLE      Yes
NIKE                                COM              654106103  2,484     41,385  SH   SOLE      Yes
MBNA                                COM              55262L100  2,293     59,445  SH   SOLE      Yes
Schwab (Charles)                    COM              808513105  2,284    174,454  SH   SOLE      Yes
Applied Materials                   COM              038222105  2,277     41,964  SH   SOLE      Yes
SBC Communications                  COM              78387G103  2,234     59,674  SH   SOLE      Yes
Cisco Systems                       COM              17275R102  2,182    128,880  SH   SOLE      Yes
Alcoa                               COM              013817101  2,175     57,625  SH   SOLE      Yes
Emerson                             COM              291011104  2,156     37,572  SH   SOLE      Yes
Universal Forest Products           COM              913543104  2,066     86,460  SH   SOLE      Yes
BankAmerica                         COM              060505104  1,974     29,021  SH   SOLE      Yes
Disney (Walt)                       COM              254687106  1,904     82,515  SH   SOLE      Yes
Gap                                 COM              364760108  1,834    121,916  SH   SOLE      Yes
BP Plc. ADR                         COM              055622104  1,713     32,264  SH   SOLE      Yes
Boeing                              COM              097023105  1,695     35,130  SH   SOLE      Yes
Manitowoc                           COM              563571108  1,675     42,416  SH   SOLE      Yes
Carlisle                            COM              142339100  1,601     36,610  SH   SOLE      Yes
Martin Marietta Materials           COM              573284106  1,564     37,045  SH   SOLE      Yes
HSBC Holdings ADR                   COM              404280406  1,386     23,780  SH   SOLE      Yes
GATX                                COM              361448103  1,220     38,360  SH   SOLE      Yes
EMC                                 COM              268648102  1,077     90,383  SH   SOLE      Yes
Electronic Data Systems $3.8125 Co  COM              285661203    995     19,680  SH   SOLE      Yes
Allied Holdings                     COM              019223106    830    172,900  SH   SOLE      Yes
Dell Computer                       COM              247025109    818     31,337  SH   SOLE      Yes
Exxon Mobil                         COM              316390699    765     17,464  SH   SOLE      Yes
Cadbury Schweppes ADR               COM              127209302    708     25,516  SH   SOLE      Yes
Electronic Data Systems             COM              285661104    681     11,751  SH   SOLE      Yes
Countrywide Credit                  COM              222372104    647     14,450  SH   SOLE      Yes
Goodrich                            COM              382388106    629     19,881  SH   SOLE      Yes
Yahoo!                              COM              984332106    482     26,090  SH   SOLE      Yes
Sungard Data Systems                COM              867363103    468     14,195  SH   SOLE      Yes
Pfizer                              COM              717081103    454     11,415  SH   SOLE      Yes
Sun Microsystems                    COM              866810104    412     46,724  SH   SOLE      Yes
Alliant Energy                      COM              018802108    406     13,439  SH   SOLE      Yes
National Instruments                COM              636518102    395      9,440  SH   SOLE      Yes
Inet Technologies                   COM              45662V105    363     38,440  SH   SOLE      Yes
Intel                               COM              458140100    280      9,213  SH   SOLE      Yes
McGraw Hill                         COM              580645109    274      4,010  SH   SOLE      Yes
Vanguard Fixed Income GNMA          COM              922031307    272     26,345  SH   SOLE      Yes
Ciena                               COM              171779101    258     28,625  SH   SOLE      Yes
Europacific Growth Fund Cl A        COM              298706102    217      7,942  SH   SOLE      Yes
Johnson & Johnson                   COM              478160104    212      3,260  SH   SOLE      Yes
General Electric                    COM              369604103    210      5,600  SH   SOLE      Yes
Schwab 1000 Fund                    COM              808517106    203      6,291  SH   SOLE      Yes
Netlojix Communications             COM              641143102      2     15,942  SH   SOLE      Yes
Matthews Pacific Tiger Fund         COM              577130107    175     18,091  SH   SOLE      Yes
Juniper Networks                    COM              48203R104    175     13,850  SH   SOLE      Yes
Matthews Asian Growth & Income      COM              577130206    148     13,913  SH   SOLE      Yes
Phoenix Assoc. Land                 COM              719005100      1    105,000  SH   SOLE      Yes

Report Summary:

Number of Other Included Managers: __0__
Form 13F Information Table  Entry Total:  ___60___
Form  13F Information Table Value Total ($1,000s): $84,039
List of Other Included Managers: none

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]